Transactions with non-controlling interests - Hangzhou Pengai (Details) - CNY (¥)								12 Months Ended
	Mar. 25, 2020	Mar. 24, 2020	Jun. 01, 2019	Aug. 31, 2018	Aug. 30, 2018	Jul. 24, 2018	Jul. 23, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Huizhou Pengai
Carrying amount of non-controlling interests disposed of										¥ (2,809,000)
Less: consideration received from non-controlling interest				¥ 2,459,000						(2,459,000)
Gain on disposal within equity										(350,000)
Proportion of ownership interest held					100.00%	65.50%	62.50%	65.50%	65.50%
Carrying amount of non-controlling interests acquired									¥ (2,389,000)	590,000
Consideration paid for non-controlling interests						¥ (180,000)			(4,906,000)	(180,000)
Gain on acquisition within equity									¥ 2,517,000	¥ 410,000
Percentage of voting rights acquired						3.00%
Nanchang Pengai
Less: consideration received from non-controlling interest	¥ 125,000
Proportion of ownership interest held	85.00%	80.00%	51.00%					51.00%	51.00%
Consideration paid for non-controlling interests			¥ (950,000)
Percentage of voting rights acquired			19.00%